Intangible Assets, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 9 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Land use rights	$185,368	$184,103
Less: accumulated amortization	(49,481)	(45,731)
Land use right, net	$135,887	$138,372

Amortization expense was $2,033 and $2,087 for the six months ended March 31, 2020 and 2019, respectively.

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2021	$1,841
2022	3,707
2023	3,707
2024	3,707
2025	3,707
Thereafter	119,218
$135,887

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	September 30, 2019	September 30, 2018
Land use rights	$184,103	$191,345
Less: accumulated amortization	(45,731)	(43,378)
Land use right, net	$138,372	$147,967

Amortization expense was $4,147 and $4,363 for the years ended September 30, 2019 and 2018, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2020	$3,682
2021	3,682
2022	3,682
2023	3,682
2024	3,682
Thereafter	119,962
$138,372